Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net of underwriting discounts and commissions paid at closing		$ 1,198,111
ATM Offering, net of offering costs paid	$ 264,774	264,774
Private Placement, net of offering costs paid	$ 582,600	$ 582,600